SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrecognized tax benefits	$ 0	$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0	$ 0
Provision for income taxes	$ 0	$ 0